IVA FIDUCIARY TRUST IVA Worldwide Fund IVA International Fund

Supplement dated June 26, 2020 to the Prospectus,
dated January 31, 2020 for the IVA Worldwide Fund and IVA International Fund
(each a “Fund” and, together, the “Funds”)

This Supplement updates information in the Prospectus of the IVA Fiduciary Trust (the “Trust”), dated January 31, 2020. You may obtain copies of the Prospectus free of charge, upon request, by calling the toll-free number (866) 941-4482 or by visiting the Trust’s website at www.ivafunds.com.

The following disclosure replaces the section entitled “General Information” under “SHAREHOLDER INFORMATION” beginning on page 13.

General Information

You may withdraw any part of your account by selling shares. The sale price of your shares will be the Fund’s next-determined NAV after the Transfer Agent or an authorized agent or sub-agent (financial intermediary) receives all required documents in good order (as term is defined above). If the Transfer Agent or an authorized agent or sub-agent receives a redemption request in good order before the close of trading on the NYSE (generally 4 p.m. Eastern time) that transaction will be priced at that day’s NAV and you will typically be paid your redemption proceeds within one business day. If the request is received after the close of trading on the NYSE, it will be priced at the next business day’s NAV. Redemption proceeds are normally paid in cash; however, subject to the requirements of Rule 18f-1 under the 1940 Act, the Funds reserve the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities.  See “Redemptions In-Kind” for more information.

Market closures during regular holidays in an applicable non-U.S. market that are not holidays observed in the U.S. market may prevent a Fund from executing securities transactions within the normal settlement period. Unforeseeable closures of U.S. and non-U.S. markets may have a similar impact. For cash redemptions, each Fund typically expects to meet such redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale of portfolio securities. In addition, under unusual or stressed market conditions, including during a period of time in which a securities exchange is closed, as well as for other temporary or emergency purposes, the Funds may be required to rely on other methods to satisfy shareholder redemption requests. The Funds reserve the right to pay redemptions in-kind or enter into agreements in order to establish a line of credit or other borrowing arrangements should the Funds deem that stressful conditions may require such action in order to assist in meeting timely redemption requests. These conditions could result in the Funds suspending the right of redemption to the extent permitted by the 1940 Act or postponing the date of payment for up to seven days.

In a shareholder account held directly by the Transfer Agent, the disbursement of redemption proceeds may be delayed for greater than seven days if the Transfer Agent reasonably believes that financial exploitation of a Specified Adult (defined as a person age 65 or older or a person age 18 or older that the Transfer Agent reasonably believes has a mental or physical impairment that renders the individual unable to protect his or her own interests) has occurred, is occurring, has been attempted or will be attempted. Under these circumstances, the Transfer Agent must, among other responsibilities, promptly notify authorized parties about the delay, initiate an immediate internal review of the facts and circumstances, deposit the delayed redemption proceeds in the Transfer Agent’s Demand Deposit Account and comply with certain record retention requirements.

Account Type
By Telephone (866) 941-4482 Business Hours: Monday through Friday 9:00 a.m. to 6:00 p.m. Eastern time

All Types

Call (866) 941-4482 during business hours to redeem or exchange shares if you have a preauthorized form on file with the Transfer Agent. You can exchange shares from a Fund to open an account in another Fund within the same class of shares or to add to an existing account with an identical registration. Redemption proceeds can only be sent by check to your address of record or by wire transfer to a bank account designated in your application. You may be asked to provide proper identification information. Certain retirement accounts are not eligible for all the telephone privileges referenced above.

By Mail

Regular Mail:

IVA Funds

P.O. Box 219061

Kansas City, MO 64121-9061

Express, Certified or Registered Mail:

IVA Funds

c/o DST Asset Manager Solutions, Inc.

430 W 7th Street, STE 219061

Kansas City, MO 64105-1407

All Types Except IRA Accounts

Send a letter of instruction signed by all registered account holders. Include the Fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the Fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, or taxpayer identification number), you must provide the Transfer Agent with written instructions that include the Medallion guaranteed signatures of all current account owners.

IRA Accounts To make a distribution from your IRA, call (866) 941-4482 or visit the Funds’ website at www.ivafunds.com and request or download an IRA Distribution Form.

By Wire

The Fund will wire redemption proceeds only to the bank account designated on the Account Application or in written instructions - with Medallion signature guarantee - received with the redemption order.

Automatically	The Funds offer ways to sell shares automatically. See “Systematic Withdrawal Plan” below.

The following disclosure replaces the section entitled “Conversion of Shares” under “SHAREHOLDER INFORMATION” on page 15.

Conversion of Shares

If your account is eligible, you may be able to convert Class A shares of either Fund into Class I shares of the same Fund if: (1) the conversion involves a single account with Class A shares in a Fund valued at $1,000,000 or more; or (2) your Class A shares in a Fund are not subject to the Class I share minimum of $1,000,000 (as defined in “Investment Options–Class A, Class C and Class I Shares–Class I Shares”). Conversions of Class A shares to Class I shares will be subject to a CDSC if the conversion takes place within 18 months of purchase and a “finder’s fee” was paid to your dealer of record. You also may convert Class C shares of either Fund into Class A or Class I shares of the same Fund, provided that such conversion is taking place in a wrap fee program. Only Class C shares held that are not subject to a CDSC may be converted. This is not an automatic change. You must contact your financial representative.

Additionally, the Trust reserves the right to convert Class I shares held in a shareholder’s account to Class A or Class C shares of the same Fund to the extent the holder of Class I shares no longer satisfies the eligibility requirements for Class I shares as described in the prospectus. Notwithstanding the foregoing, a shareholder’s shares will not be converted without prior notice by the Fund or the financial intermediary.

Investors who hold Class I shares of a Fund through a fee-based program, but who subsequently become ineligible to participate in the program or withdraw from the program, may be subject to conversion of their Class I shares by their program provider to another class of shares of the Fund having expenses (including Rule 12b-1 fees) that may be higher than the expenses of the Class I shares. Investors should contact their program provider to obtain information about their eligibility for the provider’s program and the class of shares they would receive upon such a conversion.

Class C shares that have been held for ten years from the date of purchase are automatically converted to Class A shares on the 10th day after the end of the month of the 10th anniversary of the original purchase (or the next business day if the 10th is not a business day) conditioned upon the Fund or financial intermediary having records confirming the Class C shares have been held for at least ten years, and that Class A shares are available for purchase. Certain financial intermediaries, record keepers and platforms do not track shareholder level share lot aging for certain types of accounts. These Class C shares did not satisfy the condition for the conversion.

All conversions take place at NAV and shall not result in the recognition of gain or loss for federal income tax purposes. Share conversion privileges may not be available for all accounts and may not be offered at all dealers or financial intermediaries. A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the conversion.  For additional information concerning conversions, or to initiate a conversion, contact your dealer, financial intermediary or the Funds at (866) 941-4482.

The following disclosure replaces the section entitled “DISTRIBUTION ARRANGEMENTS” beginning on page 19.

Ameriprise Financial Class A Sales Charge Waivers and Discounts

Shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in the Funds’ Prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Ameriprise Financial

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs
Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available)
Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family)
Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this Prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this Prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) Tax-Sheltered Custodial Accounts (“TSCAs”) subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Reinstatement Privilege)

Janney Montgomery Scott LLC (“Janney”) Class A and Class C Shares Sales Charge Waivers and Discounts

Effective May 1, 2020, if you purchase fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the Funds’ Prospectus or SAI.

Front-end Sales Charge* Waivers on Class A Shares available at Janney

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any fund within the fund family)
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
Shares acquired through a right of reinstatement
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

CDSC Waivers on A and C Shares available at Janney

Shares sold upon the death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Funds’ Prospectus
Shares purchased in connection with a return of excess contributions from an IRA account
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 70 1/2 as described in the Funds’ Prospectus
Shares sold to pay Janney fees but only if the transaction is initiated by Janney
Shares acquired through a right of reinstatement
Shares exchanged into the same share class of a different fund

Front-end Sales Charge* Discounts Available at Janney: Breakpoints, Rights of Accumulation and/or Letters of Intent

Breakpoints as described in the Funds’ Prospectus
Rights of Accumulation, which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the Rights of Accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
Letters of Intent, which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney may be included in the calculation of Letters of Intent only if the shareholder notifies his or her financial advisor about such assets.

*Also referred to as an “initial sales charge.”

Merrill Lynch Class A and Class C Shares Sales Charge Waivers and Discounts

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from a Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchase’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchase for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from a Fund or through another intermediary to receive these waivers or discounts.

Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Funds’ Prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of Funds purchased through the Merrill Edge Self-Directed platform (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other Fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same Fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Trustees of the Funds, and employees of the Funds’ investment adviser or any of its affiliates, as described in the Prospectus
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Reinstatement Privilege). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement

CDSC Waivers on A and C Shares available at Merrill Lynch

Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Funds’ Prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a Reinstatement Privilege

Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

Front-end Load Discounts Available at Merrill Lynch: Breakpoints, Right of Accumulation & Letters of Intent

Breakpoints as described in this Prospectus
Rights of Accumulation, which entitle shareholders to breakpoint discounts as described in the Funds’ Prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the Right of Accumulation calculation only if the shareholder notifies his or her financial advisor about such assets
Letters of Intent, which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Morgan Stanley Wealth Management Class A Shares Sales Charge Waivers

Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management (“Morgan Stanley”) transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the Funds’ Prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Morgan Stanley Wealth Management

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
Shares purchased through a Morgan Stanley self-directed brokerage account
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley’s share class conversion program
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge

Oppenheimer & Co. Inc. (“OPCO”) Class A and Class C Shares Sales Charge Waivers and Discounts

Shareholders purchasing Fund shares through an Oppenheimer & Co. Inc. (“OPCO”) platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Funds’ Prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at OPCO

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
Shares purchased by or through a 529 Plan
Shares purchased through a OPCO affiliated investment advisory program
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).
A shareholder in the Funds’ Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
Employees and registered representatives of OPCO or its affiliates and their family members
Trustees of the Funds, and employees of the Funds’ investment adviser or any of its affiliates, as described in this Prospectus
CDSC Waivers on A and C Shares available at OPCO

Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Funds’ Prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Prospectus
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO
Shares acquired through a right of reinstatement
Front-end Load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoints as described in this Prospectus

Right of Accumulation, which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the Right of Accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”) Class A and Class C Shares Sales Charge Waivers and Discounts

Shareholders purchasing Fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Funds’ Prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Raymond James

Shares purchased in an investment advisory program
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)
A shareholder in the Funds’ Class C shares will have their shares converted at NAV to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James

CDSC Waivers on Class A and Class C Shares available at Raymond James

Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Funds’ Prospectus
Return of excess contributions from an IRA Account

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Funds’ Prospectus.
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James
Shares acquired through a Right of Reinstatement

Front-end Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation, and/or Letters of Intent

Breakpoints as described in the Prospectus
Rights of Accumulation, which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of Rights of Accumulation only if the shareholder notifies his or her financial advisor about such assets.
Letters of Intent which allow for breakpoint discounts based on anticipated purchases with a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of the Letters of Intent only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. (“Baird”) Class A and Class C Shares Sales Charge Waivers and Discounts

Effective June 15, 2020, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.

Front-end Sales Charge Waivers on Class A Shares available at Baird

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing share of the same fund
Share purchase by employees and registers representatives of Baird or its affiliate and their family members as designated by Baird
Shares purchased using the proceeds of redemptions from a Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)
A shareholder in the Funds’ Class C Shares will have their share converted at net asset value to Class A Shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs
CDSC Waivers on A and C Shares available at Baird

Shares sold due to death or disability of the shareholder

Shares sold as part of a systematic withdrawal plan as described in the Funds’ Prospectus
Shares bought due to returns of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the Funds’ Prospectus
Shares sold to pay Baird fees but only if the transaction is initiated by Baird
Shares acquired through a right of reinstatement
Front-end Load Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulation

Breakpoints as described in this Prospectus
Rights of Accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of a Fund’s assets held by accounts within the purchaser’s household at Baird. Eligible Fund assets not held at Baird may be included in the Rights of Accumulations calculation only if the shareholder notifies his or her financial advisor about such assets
Letters of Intent allow for breakpoint discounts based on anticipated purchases of a Fund through Baird, over a 13-month period of time

STIFEL, NICOLAUS & COMPANY, INCORPORATED

Effective June 30, 2020, shareholders purchasing Fund shares through a Stifel, Nicolaus & Company, Incorporated (“Stifel”) platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver.

Front-end Sales Charge Waivers on Class A Shares available at Stifel

Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same Fund pursuant to Stifel’s policies and procedures. All other sales charge waivers and reductions described elsewhere in the Fund’ Prospectus or SAI still apply.

Please retain this supplement for future reference.